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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Select High Yield Bond Fund and Evergreen Core Bond Fund, for the six months ended October 31, 2006. These two series have an April 30 fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Select High Yield Bond Fund

Evergreen

SELECT HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen Select High Yield Bond Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy

1

LETTER TO SHAREHOLDERS continued

growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

4

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

5

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager:

• Gary Pzegeo, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

6-month return	2.78%	2.65%

Average annual return

1-year	6.36%	6.09%

5-year	7.43%	7.16%

Since portfolio inception	6.37%	6.10%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

6

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The MLHYMI and MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2006, and subject to change.

7

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,027.75	$3.48
Class IS	$ 1,000.00	$ 1,026.46	$4.75
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.78	$3.47
Class IS	$ 1,000.00	$ 1,020.52	$4.74

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.68% for Class I and 0.93% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,					Year Ended
	October 31, 2006						September 30,
CLASS I	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57

Income from investment operations
Net investment income (loss)	0.31[2]	0.61[2]	0.64	0.69[2]	0.69[2]	0.43	0.79[2]
Net realized and unrealized gains or losses on
investments	(0.06)	(0.01)	(0.37)	0.17	(0.01)	0.49	(0.64)

Total from investment operations	0.25	0.60	0.27	0.86	0.68	0.92	0.15

Distributions to shareholders from
Net investment income	(0.31)	(0.59)	(0.64)	(0.69)	(0.69)	(0.43)	(0.85)
Tax basis return of capital	0	(0.02)	0	0	0	0	0

Total distributions to shareholders	(0.31)	(0.61)	(0.64)	(0.69)	(0.69)	(0.43)	(0.85)

Net asset value, end of period	$ 9.08	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87

Total return	2.78%	6.65%	2.78%	9.47%	7.78%	10.48%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$255,821	$433,038	$490,363	$597,678	$372,881	$175,741	$152,633
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.68%[3]	0.67%	0.66%	0.67%	0.67%	0.68%[3]	0.63%
Expenses excluding waivers/reimbursements
and expense reductions	0.68%[3]	0.67%	0.66%	0.67%	0.67%	0.69%[3]	0.71%
Net investment income (loss)	6.78%[3]	6.57%	6.71%	7.26%	7.66%	7.95%[3]	8.52%
Portfolio turnover rate	14%	36%	71%	65%	37%	48%	79%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,					Year Ended
	October 31, 2006						September 30,
CLASS IS	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57

Income from investment operations
Net investment income (loss)	0.30	0.58	0.61	0.67	0.66[2]	0.41	0.78[2]
Net realized and unrealized gains or losses on
investments	(0.06)	(0.01)	(0.37)	0.16	0	0.49	(0.65)

Total from investment operations	0.24	0.57	0.24	0.83	0.66	0.90	0.13

Distributions to shareholders from
Net investment income	(0.30)	(0.56)	(0.61)	(0.66)	(0.67)	(0.41)	(0.83)
Tax basis return of capital	0	(0.02)	0	0	0	0	0

Total distributions to shareholders	(0.30)	(0.58)	(0.61)	(0.66)	(0.67)	(0.41)	(0.83)

Net asset value, end of period	$ 9.08	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$8.87

Total return	2.65%	6.39%	2.52%	9.20%	7.51%	10.33%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,215	$15,436	$15,936	$5,781	$1,020	$ 1	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.93%[3]	0.92%	0.93%	0.92%	0.92%	0.94%[3]	0.81%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[3]	0.92%	0.93%	0.92%	0.92%	0.95%[3]	0.89%
Net investment income (loss)	6.57%[3]	6.33%	6.48%	6.98%	7.22%	7.70%[3]	8.40%
Portfolio turnover rate	14%	36%	71%	65%	37%	48%	79%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 93.0%
CONSUMER DISCRETIONARY 21.9%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$ 1,450,000	$1,221,625

Automobiles 0.5%
Ford Motor Co., 7.45%, 07/16/2031 (p)	1,825,000	1,439,469

Diversified Consumer Services 1.2%
Service Corporation International, 8.00%, 06/15/2017 144A	3,475,000	3,370,750

Hotels, Restaurants & Leisure 5.8%
Festival Fun Parks, LLC, 10.875%, 04/15/2014	1,850,000	1,826,875
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	3,575,000	3,449,875
Las Vegas Sands Corp., 6.375%, 02/15/2015	2,945,000	2,783,025
MGM MIRAGE, 5.875%, 02/27/2014	3,325,000	3,063,156
Seneca Gaming Corp., 7.25%, 05/01/2012	2,215,000	2,239,919
Town Sports International, Inc., 9.625%, 04/15/2011	2,165,000	2,294,900

		15,657,750

Household Durables 0.5%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	1,450,000	1,375,688

Media 6.4%
CSC Holdings, Inc., 7.625%, 04/01/2011 (p)	875,000	887,031
Lamar Media Corp., 6.625%, 08/15/2015	3,425,000	3,313,688
Lin TV Corp., 6.50%, 05/15/2013 (p)	2,825,000	2,694,344
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A (p)	500,000	501,875
Mediacom Communications Corp., 9.50%, 01/15/2013	3,425,000	3,532,031
MediaNews Group, Inc., 6.375%, 04/01/2014	3,100,000	2,747,375
R.H. Donnelley Corp., 10.875%, 12/15/2012	2,400,000	2,637,000
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	1,000,000	1,032,500

		17,345,844

Multi-line Retail 0.6%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	1,575,000	1,697,062

Specialty Retail 3.3%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,625,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,105,000	3,182,625
United Auto Group, Inc., 9.625%, 03/15/2012	2,875,000	3,043,906

		8,851,531

Textiles, Apparel & Luxury Goods 3.1%
Levi Strauss & Co., 9.75%, 01/15/2015	1,950,000	2,076,750
Oxford Industries, Inc., 8.875%, 06/01/2011	2,750,000	2,835,937
Warnaco Group, Inc., 8.875%, 06/15/2013	3,195,000	3,354,750

		8,267,437

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 5.8%
Food & Staples Retailing 3.2%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$950,000	$978,500
Ingles Markets, Inc., 8.875%, 12/01/2011	2,410,000	2,524,475
Rite Aid Corp., 8.125%, 05/01/2010	2,780,000	2,821,700
SUPERVALU, Inc., 7.50%, 11/15/2014	2,300,000	2,350,986

		8,675,661

Food Products 2.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	2,825,000	2,888,563
Del Monte Foods Co., 8.625%, 12/15/2012 (p)	3,098,000	3,272,262

		6,160,825

Household Products 0.3%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 (p)	875,000	841,094

ENERGY 13.7%
Energy Equipment & Services 3.2%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,000,000	3,745,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	3,075,000	2,867,437
Parker Drilling Co., 9.625%, 10/01/2013	1,909,000	2,085,583

		8,698,020

Oil, Gas & Consumable Fuels 10.5%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,805,000	1,800,488
El Paso Corp., 7.75%, 06/01/2013	2,190,000	2,255,700
Exco Resources, Inc., 7.25%, 01/15/2011	3,520,000	3,405,600
Ferrellgas Partners, LP, 6.75%, 05/01/2014	2,985,000	2,925,300
Forest Oil Corp., 7.75%, 05/01/2014	3,325,000	3,358,250
Frontier Oil Corp., 6.625%, 10/01/2011	1,300,000	1,290,250
Peabody Energy Corp., 6.875%, 03/15/2013 (p)	2,395,000	2,442,900
Plains Exploration & Production Co., 8.75%, 07/01/2012 (p)	3,030,000	3,234,525
Targa Resources, Inc., 8.50%, 11/01/2013 144A	3,375,000	3,383,437
Tesoro Corp., 6.625%, 11/01/2015 144A	2,025,000	1,981,969
Williams Cos., 7.125%, 09/01/2011	2,400,000	2,490,000

		28,568,419

FINANCIALS 9.6%
Consumer Finance 4.2%
Ford Motor Credit Co., 5.70%, 01/15/2010	3,095,000	2,868,254
General Motors Acceptance Corp., 5.625%, 05/15/2009	3,075,000	3,017,048
NXP Funding, LLC, 7.875%, 10/15/2014 144A	2,000,000	2,040,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	3,825,000	3,519,000

		11,444,302

Diversified Financial Services 1.1%
Arch Western Finance, LLC, 6.75%, 07/01/2013	2,925,000	2,837,250

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	$ 2,600,000	$2,710,500

Real Estate Investment Trusts 2.8%
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	2,130,000	2,143,312
7.00%, 01/15/2016	1,150,000	1,151,438
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 (p)	2,410,000	2,385,900
Ventas, Inc., 7.125%, 06/01/2015	1,925,000	1,989,969

		7,670,619

Real Estate Management & Development 0.5%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	1,174,000	1,256,180

HEALTH CARE 2.6%
Health Care Providers & Services 2.6%
HCA, Inc., 6.375%, 01/15/2015 (p)	1,525,000	1,223,813
Omnicare, Inc., 6.125%, 06/01/2013	3,275,000	3,135,812
Triad Hospitals, Inc., 7.00%, 11/15/2013	2,845,000	2,780,988

		7,140,613

INDUSTRIALS 8.2%
Air Freight & Logistics 0.3%
PHI, Inc., 7.125%, 04/15/2013 144A	1,000,000	950,000

Commercial Services & Supplies 4.1%
Adesa, Inc., 7.625%, 06/15/2012	2,815,000	2,807,962
Allied Waste North America, Inc., 6.375%, 04/15/2011 (p)	2,495,000	2,463,813
Corrections Corporation of America, 6.25%, 03/15/2013	1,800,000	1,764,000
Geo Group, Inc., 8.25%, 07/15/2013	1,620,000	1,640,250
Mobile Mini, Inc., 9.50%, 07/01/2013	2,194,000	2,364,035

		11,040,060

Machinery 1.3%
Case New Holland, Inc., 9.25%, 08/01/2011	1,875,000	1,999,219
Manitowoc Co., Inc., 7.125%, 11/01/2013	890,000	894,450
Terex Corp., 7.375%, 01/15/2014	590,000	601,800

		3,495,469

Road & Rail 1.1%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	2,975,000	2,922,937

Trading Companies & Distributors 1.4%
Ashtead Group plc, 9.00%, 08/15/2016 144A	1,150,000	1,216,125
United Rentals, Inc., 6.50%, 02/15/2012	2,625,000	2,572,500

		3,788,625

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 3.3%
IT Services 3.3%
Iron Mountain, Inc., 8.625%, 04/01/2013	$ 2,700,000	$2,794,500
SunGard Data Systems, Inc., 4.875%, 01/15/2014	2,925,000	2,530,125
Unisys Corp., 8.00%, 10/15/2012 (p)	3,750,000	3,590,625

		8,915,250

MATERIALS 12.8%
Chemicals 5.2%
Equistar Chemicals, LP, 10.625%, 05/01/2011	2,100,000	2,257,500
Lyondell Chemical Co., 10.50%, 06/01/2013	2,325,000	2,569,125
Scotts Co., 6.625%, 11/15/2013 (p)	3,325,000	3,300,062
Tronox Worldwide, LLC, 9.50%, 12/01/2012 (p)	3,000,000	3,112,500
Westlake Chemical Corp., 6.625%, 01/15/2016 (p)	3,025,000	2,911,563

		14,150,750

Containers & Packaging 2.7%
Crown Americas, Inc., 7.75%, 11/15/2015	3,325,000	3,428,906
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 (p)	3,905,000	3,768,325

		7,197,231

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 (p)	2,625,000	2,625,000
United States Steel Corp., 10.75%, 08/01/2008 (p)	1,100,000	1,190,750

		3,815,750

Paper & Forest Products 3.5%
Boise Cascade, LLC, 7.125%, 10/15/2014 (p)	2,825,000	2,676,687
Bowater, Inc., 6.50%, 06/15/2013 (p)	1,700,000	1,517,250
Buckeye Technologies, Inc., 8.50%, 10/01/2013	2,325,000	2,377,313
Glatfelter, 7.125%, 05/01/2016 144A	200,000	200,414
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	1,550,000	1,581,000
11.375%, 08/01/2016 144A (p)	1,250,000	1,275,000

		9,627,664

TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 3.2%
Citizens Communications Co., 6.25%, 01/15/2013 (p)	2,325,000	2,278,500
Embarq Corp., 7.08%, 06/01/2016	1,735,000	1,778,333
Level 3 Communications, Inc., 6.375%, 10/15/2015	2,625,000	2,598,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,930,000	2,053,038

		8,708,621

Wireless Telecommunication Services 1.3%
Rural Cellular Corp., 8.25%, 03/15/2012	3,455,000	3,571,606

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 10.6%
Electric Utilities 6.4%
Aquila, Inc., 14.875%, 07/01/2012	$ 2,300,000	$3,013,000
Edison International, 7.73%, 06/15/2009	2,125,000	2,220,625
El Paso Electric Co., 7.80%, 08/01/2031 (p)	2,750,000	2,880,625
Mirant North America, LLC, 7.375%, 12/31/2013	2,425,000	2,464,406
NRG Energy, Inc., 7.25%, 02/01/2014	3,425,000	3,472,094
Reliant Energy, Inc., 6.75%, 12/15/2014	3,500,000	3,355,625

		17,406,375

Gas Utilities 0.8%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,140,043

Independent Power Producers & Energy Traders 3.4%
AES Corp., 7.75%, 03/01/2014 (p)	2,150,000	2,262,875
Dynegy, Inc., 8.375%, 05/01/2016 (p)	3,325,000	3,433,063
Tenaska, Inc., 7.00%, 06/30/2021 144A	3,440,557	3,422,779

		9,118,717

Total Corporate Bonds (cost $253,822,458)		252,079,737

YANKEE OBLIGATIONS - CORPORATE 4.8%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
National Cable plc, 9.125%, 08/15/2016	495,000	522,844
Rogers Cable, Inc., 5.50%, 03/15/2014 (p)	2,325,000	2,197,125

		2,719,969

MATERIALS 3.4%
Chemicals 1.3%
NOVA Chemicals Corp., 6.50%, 01/15/2012 (p)	3,625,000	3,425,625

Metals & Mining 1.3%
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	3,715,000	3,566,400

Paper & Forest Products 0.8%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	2,575,000	2,256,344

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Intelsat, Ltd., 9.25%, 06/15/2016 144A	1,025,000	1,099,312

Total Yankee Obligations - Corporate (cost $13,631,366)		13,067,650

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 13.9%
MUTUAL FUND SHARES 13.9%
Evergreen Institutional Money Market Fund ø	8,091	$8,091
Navigator Prime Portfolio (p)(p)	37,602,135	37,602,135

Total Short-Term Investments (cost $37,610,226)		37,610,226

Total Investments (cost $305,064,050) 111.7%		302,757,613
Other Assets and Liabilities (11.7%)		(31,722,034)

Net Assets 100.0%		$271,035,579

(p)     All or a portion of this security is on loan.

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ø       Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p) Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN    Floating Rate Note

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:

AAA	0.8%
BBB	0.7%
BB	34.1%
B	64.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of October 31, 2006:

Less than 1 year	0.8%
1 to 3 year(s)	2.4%
3 to 5 years	11.9%
5 to 10 years	79.8%
10 to 20 years	3.5%
20 to 30 years	1.6%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $305,055,959) including $36,898,623
of securities loaned	$302,749,522
Investments in affiliated money market fund, at value (cost $8,091)	8,091

Total investments	302,757,613
Receivable for securities sold	1,528,957
Receivable for Fund shares sold	43,736
Interest receivable	6,046,129
Receivable for securities lending income	4,607
Prepaid expenses and other assets	60,209

Total assets	310,441,251

Liabilities
Dividends payable	943,485
Payable for Fund shares redeemed	832,950
Payable for securities on loan	37,602,135
Advisory fee payable	3,714
Distribution Plan expenses payable	105
Due to other related parties	1,181
Accrued expenses and other liabilities	22,102

Total liabilities	39,405,672

Net assets	$271,035,579

Net assets represented by
Paid-in capital	$346,830,982
Overdistributed net investment income	(1,073,915)
Accumulated net realized losses on investments	(72,415,051)
Net unrealized losses on investments	(2,306,437)

Total net assets	$271,035,579

Net assets consists of
Class I	$255,820,678
Class IS	15,214,901

Total net assets	$271,035,579

Shares outstanding (unlimited number of shares authorized)
Class I	28,181,816
Class IS	1,676,147

Net asset value per share
Class I	$9.08
Class IS	$9.08

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $45)	$14,943,549
Income from affiliate	174,503
Securities lending	44,718

Total investment income	15,162,770

Expenses
Advisory fee	1,016,970
Distribution Plan expenses	19,137
Administrative services fee	202,619
Transfer agent fees	22,365
Trustees’ fees and expenses	20,710
Printing and postage expenses	14,474
Custodian and accounting fees	60,449
Registration and filing fees	18,212
Professional fees	13,834
Interest expense	3,301
Other	6,375

Total expenses	1,398,446
Less: Expense reductions	(5,919)

Net expenses	1,392,527

Net investment income	13,770,243

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(5,367,793)
Net change in unrealized gains or losses on investments	1,910,016

Net realized and unrealized gains or losses on investments	(3,457,777)

Net increase in net assets resulting from operations	$10,312,466

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006

Operations
Net investment income		$13,770,243		$31,791,625
Net realized losses on investments		(5,367,793)		(1,887,979)
Net change in unrealized gains or losses
on investments		1,910,016		2,644,820

Net increase in net assets resulting
from operations		10,312,466		32,548,466

Distributions to shareholders from
Net investment income
Class I		(13,197,934)		(29,712,775)
Class IS		(497,877)		(962,140)
Tax basis return of capital
Class I		0		(1,050,323)
Class IS		0		(34,011)

Total distributions to shareholders		(13,695,811)		(31,759,249)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	3,324,288	29,753,527	12,485,934	115,045,186
Class IS	33,136	297,831	151,698	1,401,091

		30,051,358		116,446,277

Net asset value of shares issued
in reinvestment of distributions
Class I	802,117	7,214,408	1,762,874	16,292,756
Class IS	3,508	31,564	7,523	69,557

		7,245,972		16,362,313

Payment for shares redeemed
Class I	(23,345,622)	(210,900,002)	(20,457,280)	(189,463,112)
Class IS	(50,185)	(453,088)	(211,795)	(1,959,612)

		(211,353,090)		(191,422,724)

Net decrease in net assets resulting
from capital share transactions		(174,055,760)		(58,614,134)

Total decrease in net assets		(177,439,105)		(57,824,917)
Net assets
Beginning of period		448,474,684		506,299,601

End of period	$ 271,035,579		$ 448,474,684

Overdistributed net investment income		$(1,073,915)		$(1,148,347)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Select High Yield Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I and Class IS shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class I shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $52,484,111 and $206,966,033, respectively, for the six months ended October 31, 2006.

During the six months ended October 31, 2006, the Fund loaned securities to certain brokers. At October 31, 2006, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $36,898,623 and $37,602,135, respectively.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $305,083,660. The gross unrealized appreciation and depreciation on securities based on tax cost was $ 3,352,766 and $ 5,678,813, respectively, with a net unrealized depreciation of $ 2,326,047.

As of April 30, 2006, the Fund had $67,011,588 in capital loss carryovers for federal income tax purposes with $1,682,951 expiring in 2009, $5,561,023 expiring in 2010, $58,863,257 expiring in 2011 and $904,357 expiring in 2014. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the six months ended October 31, 2006, the Fund had average borrowings outstanding of $57,910 at an average rate of 5.70% and paid interest of $3,301.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Select High Yield Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small

26

ADDITIONAL INFORMATION (unaudited) continued

committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

27

ADDITIONAL INFORMATION (unaudited) continued

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

EIMC noted to the Trustees that EIMC’s high-yield portfolio management team had generally maintained a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperformance.

In the course of the Trustees’ review of advisory arrangements for the various funds managed exclusively or in part by the high-yield team at EIMC, representatives of EIMC noted that a number of members of the team had recently resigned from EIMC. Representatives of EIMC described the steps that EIMC had taken to continue effective management of the affected funds without interruption, including the steps taken to ensure additional members of the team would be retained and the appointment of a principal portfolio manager of the team with substantial experience in the high-yield space. The Trustees determined that the steps EIMC had taken to date appeared appropriate under the circumstances and approved the continuation of the various advisory agreements in question with the understanding that they would evaluate carefully the capabilities and performance of the high yield team going forward and following the hiring of the additional personnel.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

29

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564357 rv4 12/2006

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Semiannual Report
as of October 31, 2006

Evergreen Investments™
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
15	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Evergreen Core Bond Fund, covering the six-month period ended October 31, 2006.

Domestic capital markets, both equity and fixed income, faced a wide range of sometimes inconsistent influences during the past six months. In the first two months of the period, investors worried about rapidly rising oil and commodity prices and the effects of the Federal Reserve Board’s persistent efforts to raise short-term interest rates to slow the economy. However, in the final four months, declining oil and commodity prices offered more encouragement to investors willing to take on risk, especially after the Federal Reserve paused in its cycle of credit tightening. Throughout the period, investors warily watched for signs that specific pockets of weakness might lead to a deceleration of growth in the general economy.

Evidence of economic deceleration did appear in the second and third quarters of 2006 — a year which began with a particularly robust rise in Gross Domestic Product (GDP) of more than 5% in the first quarter. GDP growth then slowed to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy

LETTER TO SHAREHOLDERS continued

growth levels in personal consumption and business investment enabled demand to grow at more historically average rates, enabling the overall economy to absorb the problems in the housing and automobile areas. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Over the six-month period, the domestic fixed income market delivered generally positive results, with high-yield corporate debt maintaining a performance edge over investment grade securities, including government bonds.

In managing Evergreen’s fixed income funds, managers focused on interest rate changes, particularly in higher-grade portfolios including the Evergreen Institutional Mortgage Portfolio, the Evergreen U.S. Government Fund and the Evergreen Core Bond Fund. The teams managing the Evergreen High Yield Bond Fund and the Evergreen Select High Yield Bond Fund paid particularly close attention to credit analysis, analyzing factors such as cash flow and corporations’ abilities to meet their debt obligations. Managers of more diversified funds, including the Evergreen Diversified Bond Fund and the Evergreen Strategic Income Fund, also considered factors such as interest rate expectations and yield spreads in making allocations to different sectors within the fixed income market.

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios, including allocations to fixed income funds, in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

6-month return
with sales charge	-0.55%	-0.97%	3.03%	N/A	N/A	N/A

6-month return
w/o sales charge	4.40%	4.03%	4.03%	4.55%	4.42%	4.29%

Average annual
return*

1-year with sales
charge	-0.13%	-0.89%	3.11%	N/A	N/A	N/A

1-year w/o sales
charge	4.85%	4.11%	4.11%	5.15%	4.89%	4.63%

5-year	3.21%	3.15%	3.49%	4.53%	4.27%	4.20%

10-year	5.63%	5.73%	5.73%	6.31%	6.08%	6.15%

Maximum sales	4.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,044.01	$ 3.71
Class B	$ 1,000.00	$ 1,040.27	$ 7.46
Class C	$ 1,000.00	$ 1,040.27	$ 7.46
Class I	$ 1,000.00	$ 1,045.49	$ 2.32
Class IS	$ 1,000.00	$ 1,044.18	$ 3.61
Class R	$ 1,000.00	$ 1,042.87	$ 4.89
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.58	$ 3.67
Class B	$ 1,000.00	$ 1,017.90	$ 7.38
Class C	$ 1,000.00	$ 1,017.90	$ 7.38
Class I	$ 1,000.00	$ 1,022.94	$ 2.29
Class IS	$ 1,000.00	$ 1,021.68	$ 3.57
Class R	$ 1,000.00	$ 1,020.42	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,					Year Ended
	October 31, 2006						September 30,
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income (loss)	0.24	0.43	0.39	0.35	0.48	0.31	0.17[3]
Net realized and unrealized gains
or losses on investments	0.21	(0.38)	0.12	(0.17)	0.57	(0.13)	0.43

Total from investment operations	0.45	0.05	0.51	0.18	1.05	0.18	0.60

Distributions to shareholders from
Net investment income	(0.24)	(0.44)	(0.42)	(0.43)	(0.48)	(0.30)	(0.22)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.24)	(0.47)	(0.50)	(0.52)	(0.59)	(0.43)	(0.22)

Net asset value, end of period	$ 10.45	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return[4]	4.40%	0.40%	4.85%	1.68%	10.20%	1.71%	5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$433,168	$436,321	$452,253	$455,930	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%[5]	0.74%	0.75%	0.74%	0.70%	0.67%[5]	0.68%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.84%[5]	0.85%	0.83%	0.81%	0.77%	0.73%[5]	0.72%[5]
Net investment income (loss)	4.53%[5]	4.08%	3.62%	3.30%	4.47%	4.93%[5]	4.93%[5]
Portfolio turnover rate	77%	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,					Year Ended
	October 31, 2006						September 30,
CLASS B	(unaudited)	2006	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income (loss)	0.20	0.35[3]	0.31	0.28	0.40	0.26	0.12[3]
Net realized and unrealized gains
or losses on investments	0.21	(0.38)	0.13	(0.17)	0.57	(0.13)	0.45

Total from investment operations	0.41	(0.03)	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.20)	(0.36)	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.20)	(0.39)	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.45	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return[4]	4.03%	(0.30%)	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$166,632	$180,123	$226,798	$274,746	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[5]	1.45%	1.45%	1.44%	1.44%	1.41%[5]	1.44%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.54%[5]	1.55%	1.53%	1.51%	1.51%	1.48%[5]	1.48%[5]
Net investment income (loss)	3.80%[5]	3.36%	2.92%	2.60%	3.70%	4.18%[5]	4.11%[5]
Portfolio turnover rate	77%	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,					Year Ended
	October 31, 2006						September 30,
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income (loss)	0.20	0.35	0.31	0.28	0.40	0.26	0.13[3]
Net realized and unrealized gains
or losses on investments	0.21	(0.38)	0.13	(0.17)	0.57	(0.13)	0.44

Total from investment operations	0.41	(0.03)	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.20)	(0.36)	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.20)	(0.39)	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.45	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return[4]	4.03%	(0.30%)	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$133,060	$127,905	$130,261	$142,096	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[5]	1.45%	1.45%	1.44%	1.44%	1.41%[5]	1.43%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.54%[5]	1.55%	1.53%	1.51%	1.51%	1.48%[5]	1.47%[5]
Net investment income (loss)	3.81%[5]	3.38%	2.93%	2.60%	3.70%	4.17%[5]	4.04%[5]
Portfolio turnover rate	77%	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,					Year Ended
	October 31,2006						September 30,
CLASS I	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09

Income from investment operations
Net investment income (loss)	0.25	0.46	0.42	0.40	0.51	0.32	0.62
Net realized and unrealized gains
or losses on investments	0.21	(0.38)	0.12	(0.18)	0.57	(0.13)	0.70

Total from investment operations	0.46	0.08	0.54	0.22	1.08	0.19	1.32

Distributions to shareholders from
Net investment income	(0.25)	(0.47)	(0.45)	(0.47)	(0.51)	(0.31)	(0.63)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	0.25	(0.50)	(0.53)	(0.56)	(0.62)	(0.44)	(0.63)

Net asset value, end of period	$ 10.45	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return	4.55%	0.70%	5.17%	1.98%	10.48%	1.85%	13.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,451,730	$3,568,884	$3,608,802	$3,693,542	$3,544,010	$1,558,013	$1,532,324
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.45%[2]	0.45%	0.45%	0.44%	0.44%	0.43%[2]	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.54%[2]	0.55%	0.53%	0.51%	0.51%	0.48%[2]	0.47%
Net investment income (loss)	4.80%[2]	4.37%	3.92%	3.60%	4.72%	5.20%[2]	5.96%
Portfolio turnover rate	77%	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,					Year Ended
	October 31, 2006						September 30,
CLASS IS	(unaudited)	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09

Income from investment operations
Net investment income (loss)	0.24	0.43	0.40	0.37[2]	0.48	0.31	0.61
Net realized and unrealized gains
or losses on investments	0.21	(0.38)	0.12	(0.18)	0.57	(0.13)	0.68

Total from investment operations	0.45	0.05	0.52	0.19	1.05	0.18	1.29

Distributions to shareholders from
Net investment income	(0.24)	(0.44)	(0.43)	(0.44)	(0.48)	(0.30)	(0.60)
Net realized gains	0	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.24)	(0.47)	(0.51)	(0.53)	(0.59)	(0.43)	(0.60)

Net asset value, end of period	$ 10.45	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return	4.42%	0.45%	4.91%	1.73%	10.20%	1.71%	13.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,856	$44,797	$54,682	$52,290	$53,991	$19,869	$20,456
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.68%[3]	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[3]	0.80%	0.78%	0.77%	0.76%	0.73%[3]	0.72%
Net investment income (loss)	4.56%[3]	4.12%	3.68%	3.36%	4.48%	4.95%[3]	5.72%
Portfolio turnover rate	77%	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,
	October 31, 2006
CLASS R	(unaudited)	2006	2005	2004[1]

Net asset value, beginning of period	$ 10.24	$ 10.66	$10.65	$10.83

Income from investment operations
Net investment income (loss)	0.22	0.41	0.40	0.20
Net realized and unrealized gains or losses on investments	0.21	(0.39)	0.09	(0.07)

Total from investment operations	0.43	0.02	0.49	0.13

Distributions to shareholders from
Net investment income	(0.22)	(0.41)	(0.40)	(0.22)
Net realized gains	0	(0.03)	(0.08)	(0.09)

Total distributions to shareholders	(0.22)	(0.44)	(0.48)	(0.31)

Net asset value, end of period	$ 10.45	$ 10.24	$10.66	$10.65

Total return	4.29%	0.20%	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,075	$17,879	$5,628	$ 192
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[2]	0.95%	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.04%[2]	1.05%	1.04%	1.04%[2]
Net investment income (loss)	4.34%[2]	3.98%	3.60%	2.47%[2]
Portfolio turnover rate	77%	184%	183%	204%

1 For the period from October 10, 2003 (commencem ent of class operations), to April 30, 2004.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.4%
FIXED-RATE 8.4%
FHLMC:
6.90%, 12/01/2010	$ 38,950,000	$ 41,351,267
7.21%, 06/15/2017	10,132,748	10,580,919
FNMA:
4.12%, 06/01/2013	9,031,377	8,577,287
4.32%, 12/01/2009	4,770,000	4,681,560
4.79%, 11/01/2012	17,600,382	17,362,590
5.39%, 09/01/2014	5,620,295	5,721,000
5.52%, 04/01/2016	10,000,000	10,005,700
5.625%, 12/01/2011	7,972,559	8,168,138
5.81%, 01/01/2009	9,426,309	9,481,225
5.86%, 04/01/2009	104,844	105,822
5.96%, 12/01/2008	3,462,564	3,488,526
5.98%, 11/01/2011	23,832,417	24,653,662
6.05%, 03/01/2012	3,945,901	4,097,001
6.07%, 07/01/2012	14,173,234	14,747,052
6.08%, 12/01/2011	24,364,306	25,326,412
6.10%, 08/01/2008	3,172,642	3,189,958
6.12%, 04/01/2009	7,133,587	7,232,435
6.125%, 05/01/2009	4,069,526	4,129,826
6.13%, 04/01/2009	34,381	34,866
6.14%, 04/01/2009	3,284,130	3,331,323
6.15%, 08/01/2008	7,620,623	7,672,029
6.17%, 04/01/2009	169,310	171,688
6.20%, 09/01/2008	890,504	897,915
6.22%, 08/01/2012	5,651,981	5,943,623
6.23%, 04/01/2011	1,963,067	2,029,885
6.25%, 02/01/2011	24,135,000	24,977,765
6.26%, 06/01/2009	5,298,556	5,405,077
6.31%, 03/01/2008	1,856,428	1,864,007
6.37%, 08/01/2011	4,140,578	4,318,698
6.40%, 06/01/2009	7,818,235	7,977,128
6.42%, 11/01/2008 - 08/01/2013	7,176,636	7,300,421
6.53%, 02/01/2016	5,607,830	5,907,916
6.54%, 12/01/2007	57,318	57,477
6.65%, 12/01/2007	9,135,705	9,167,554
6.73%, 08/01/2009	82,841	85,171
6.79%, 07/01/2009	54,835	56,388
6.81%, 12/01/2006	100,736	100,483
6.84%, 03/01/2007	6,717,306	6,700,623
6.96%, 10/01/2010	9,949,628	10,458,036
7.01%, 12/01/2010	15,057,768	15,871,345
7.13%, 11/01/2006	3,905,486	3,917,231
7.20%, 12/01/2006	1,404,530	1,401,110
7.26%, 12/01/2010	27,493,522	29,342,470

Total Agency Commercial Mortgage-Backed Securities
(cost $372,496,100)		357,890,609

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 16.6%
FIXED-RATE 16.6%
FHLMC:
Ser. 2006-65, Class HD, 5.50%, 09/25/2032	$ 36,801,000	$ 36,713,082
Ser. 2006-65, Class TD, 5.50%, 10/25/2032	20,349,748	20,349,697
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,105,000	25,484,630
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,082,999
Ser. 2762, Class LE, 5.00%, 11/15/2029	18,366,874	18,118,447
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,879,813
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,353,636
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,013,314
Ser. 2825, Class PM, 5.50%, 03/15/2030	11,600,000	11,593,423
Ser. 2873, Class PD, 5.50%, 12/15/2030	18,416,000	18,376,820
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	9,972,717
Ser. 2929, Class PD, 5.00%, 09/15/2030	41,295,000	40,499,113
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	26,583,058
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	22,098,833
Ser. 3072, Class NK, 5.00%, 05/15/2031	19,143,246	18,936,396
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,819,250	30,556,194
Ser. 3082, Class PJ, 5.00%, 09/15/2034	48,318,000	46,353,617
Ser. 3102, Class PJ, 5.00%, 07/16/2044	34,736,000	33,391,192
Ser. 3104, Class QD, 5.00%, 05/15/2034	21,614,817	20,777,859
Ser. 3115, Class LA, 5.00%, 06/15/2031	28,280,372	27,942,566
Ser. 3116, Class PD, 5.00%, 10/15/2034	17,727,000	17,038,007
Ser. 3138, Class PC, 5.50%, 06/15/2032	51,472,000	51,202,508
Ser. 3187, Class A, 5.00%, 02/15/2032	42,214,654	41,506,537
Ser. 3187, Class JA, 5.00%, 02/15/2032	24,949,523	24,516,664
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	25,836,344	26,261,894
Ser. 2003-89, Class DC, 5.00%, 12/25/2032	17,450,000	16,917,105
Ser. 2003-106, Class WD, 4.50%, 09/25/2020	28,423,000	27,499,309
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	30,280,000	29,653,819
Ser. 2006-67, Class PC, 5.50%, 03/25/2033	14,078,000	14,078,304

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $699,562,929)		706,751,553

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 19.9%
FIXED-RATE 9.7%
FHLMC:
4.50%, 05/01/2034 - 04/01/2035	29,256,415	27,482,078
5.00%, 12/01/2020 - 12/01/2035	86,500,622	84,468,543
6.50%, 09/01/2019 - 10/01/2032	12,937,998	13,229,019
7.00%, 02/01/2015	138,150	141,810

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.00%, 12/01/2017 - 03/01/2036	$ 72,237,502	$ 70,825,633
5.50%, 02/01/2035 - 09/01/2035	32,406,369	32,076,097
5.85%, 02/01/2009	3,763,870	3,791,782
6.00%, 12/01/2008	58,158	58,345
6.11%, 04/01/2009	11,325,731	11,481,381
6.82%, 10/01/2007	12,136,450	12,140,957
7.00%, 08/01/2028 - 06/01/2032	201,190	207,925
7.50%, 02/01/2012 - 12/01/2030	6,596,549	6,874,681
FNMA 30 year, 6.00%, TBA #	150,700,000	151,641,875
GNMA:
7.00%, 11/15/2029	265,588	274,848
7.75%, 07/15/2020 - 08/15/2021	843,467	885,226
8.25%, 07/15/2008	2,134	2,173
11.50%, 05/15/2013 - 06/15/2013	11,748	13,046

		415,595,419

FLOATING-RATE 10.2%
FHLMC:
5.05%, 09/01/2035	51,839,777	50,480,019
5.33%, 12/01/2035	23,689,539	23,616,338
5.82%, 10/01/2036	10,329,689	10,454,885
5.85%, 10/01/2036	50,331,605	50,778,046
FNMA:
4.88%, 01/01/2013	5,088,980	5,040,016
5.00%, 08/01/2020 - 09/01/2020	21,226,752	20,915,700
5.10%, 12/01/2011	14,162,291	14,222,706
5.14%, 11/01/2035	16,125,478	15,960,465
5.30%, 10/01/2035	33,740,822	33,363,390
5.38%, 09/01/2012	14,292,938	14,393,559
5.49%, 01/01/2036	28,108,071	27,948,916
5.52%, 03/01/2036	31,547,829	31,317,729
5.56%, 06/01/2036	23,723,358	23,714,368
5.79%, 09/01/2036	13,614,499	13,820,486
5.88%, 07/01/2036	41,745,034	42,015,969
5.94%, 11/01/2036	31,941,367	32,408,989
6.28%, 08/01/2011	17,180,000	17,897,134
GNMA, 5.75%, 07/20/2024	5,055,366	5,099,356

		433,448,071

Total Agency Mortgage-Backed Pass Through Securities
(cost $848,346,680)		849,043,490

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W2, Class 2A9, 5.90%, 07/25/2042	$ 50,466,306	$ 50,797,633
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	28,705,000	27,572,212

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $78,522,405)		78,369,845

ASSET-BACKED SECURITIES 3.9%
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	21,140,000	21,052,692
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	19,424,000	19,223,851
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	17,940,000	17,723,477
Ser. 2006-AB4, Class A3A1, 5.90%, 10/25/2036	7,600,000	7,610,564
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	28,790,000	28,735,875
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,563,000	10,587,823
Lehman XS Trust, Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	15,336,000	14,869,503
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%,
10/25/2032	14,677,000	14,655,282
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	13,635,000	13,280,140
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 (h) +	1,674	1,674
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	17,324,054	17,205,346

Total Asset-Backed Securities (cost $165,601,515)		164,946,227

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.6%
FIXED-RATE 11.8%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	1,855,000	1,801,725
Ser. 2004-3, Class A5, 5.30%, 06/10/2039	32,950,000	33,343,756
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	12,635,000	12,328,271
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%,
06/11/2041	38,870,000	39,306,226
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A4, 4.72%,
03/10/2039	12,000,000	11,619,178
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	10,048,401
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	29,409,483
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,390,486
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	33,040,000	32,468,187
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,497,009
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6, 5.40%,
08/10/2038	22,820,000	23,007,434
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%,
07/05/2035	12,547,736	12,193,461

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	$ 37,500,000	$ 36,778,867
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	6,049,000	6,126,216
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,553,450
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	21,036,095	20,525,393
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,033,463
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	146,851	146,874
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	30,017,531
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	12,944,715	12,637,150
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	31,293,490
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,575,000	12,331,156
Ser. 2004-IQ7, Class A4, 5.43%, 06/15/2038	33,730,000	34,138,217
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,725,745
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	22,750,000	23,085,117
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	13,862,041	13,495,959

		504,302,245

FLOATING-RATE 0.8%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB9, Class A4,
5.38%, 06/12/2041	13,195,000	13,415,236
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%,
07/15/2041	20,352,000	20,474,603

		33,889,839

Total Commercial Mortgage-Backed Securities (cost $538,665,902)		538,192,084

CORPORATE BONDS 16.9%
CONSUMER DISCRETIONARY 1.9%
Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,069,281
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	29,400,410

		39,469,691

Multi-line Retail 0.5%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	9,535,435
6.90%, 01/15/2032	10,000,000	10,209,710

		19,745,145

Specialty Retail 0.5%
Home Depot, Inc., 5.40%, 03/01/2016	20,000,000	20,005,640

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,038,968

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	$ 10,000,000	$ 10,220,450

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	15,000,000	13,837,065
7.40%, 03/15/2031	4,585,000	5,064,705

		18,901,770

FINANCIALS 9.1%
Capital Markets 1.3%
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,743,670
7.35%, 10/01/2009	3,115,000	3,300,857
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,095,756
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,533,512
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	12,600,000	12,295,798
Morgan Stanley, 3.875%, 01/15/2009	23,850,000	23,252,438

		56,222,031

Commercial Banks 1.5%
National City Corp., 4.50%, 03/15/2010	20,000,000	19,542,440
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,664,345
7.50%, 11/01/2009	11,390,000	12,096,670
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,158,406

		62,461,861

Consumer Finance 2.7%
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,369,050
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,559,705
4.625%, 09/15/2010	12,000,000	11,790,192
4.75%, 05/15/2009	12,600,000	12,515,870
6.75%, 05/15/2011	8,550,000	9,086,812
Sprint Capital Corp., 6.875%, 11/15/2028	40,500,000	41,615,815

		113,937,444

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	30,000,000	29,602,260
MetLife, Inc., 5.00%, 06/15/2015	23,000,000	22,344,523

		51,946,783

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

		Principal
		Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 1.6%
Archstone-Smith Trust, 5.25%, 05/01/2015		$ 15,000,000	$ 14,758,455
BRE Properties, Inc., 4.875%, 05/15/2010		17,000,000	16,774,070
Duke Realty Corp.:
3.35%, 01/15/2008		12,000,000	11,705,964
3.50%, 11/01/2007		19,800,000	19,399,010
7.75%, 11/15/2009		7,510,000	7,996,618

			70,634,117

Real Estate Management & Development	0.5%
EOP Operating, LP:
6.75%, 02/15/2008		9,000,000	9,143,559
6.80%, 01/15/2009		9,075,000	9,354,256
7.00%, 07/15/2011		1,000,000	1,064,480

			19,562,295

Thrifts & Mortgage Finance 0.3%
Washington Mutual, Inc., 5.00%, 03/22/2012		14,000,000	13,723,080

HEALTH CARE 1.7%
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016		24,500,000	24,462,638

Pharmaceuticals 1.1%
Abbott Laboratories, 5.875%, 05/15/2016		23,200,000	24,161,338
Merck & Co., Inc., 4.75%, 03/01/2015		25,000,000	23,982,025

			48,143,363

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
FedEx Corp., 6.72%, 01/15/2022		7,596,694	8,194,743

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012		10,000,000	10,313,140
7.125%, 12/15/2010		6,870,000	7,352,597

			17,665,737

MATERIALS 0.3%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011		11,365,000	11,957,060

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007		25,000	25,152

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.1%
BellSouth Corp., 6.375%, 06/01/2028	$ 3,780,000	$ 3,819,645
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	19,180,063
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,163,200
Verizon Communications, Inc., 5.55%, 02/15/2016	9,000,000	8,977,869

		47,140,777

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	17,500,000	19,774,020

UTILITIES 1.0%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,750,180
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	10,000,000	10,116,460

		26,866,640

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	17,717,163

Total Corporate Bonds (cost $709,569,207)		720,816,568

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLB, 7.03%, 07/14/2009	2,000,000	2,110,402
FHLMC:
5.125%, 07/15/2012	2,500,000	2,530,473
6.25%, 03/05/2012	1,400,000	1,404,011
FNMA, 6.375%, 06/15/2009	4,500,000	4,668,174

Total U.S. Government & Agency Obligations (cost $11,080,190)		10,713,060

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Bonds:
6.00%, 02/15/2026	26,870,000	30,845,927
7.25%, 08/15/2022	254,280,000	322,597,916

Total U.S. Treasury Obligations (cost $346,698,739)		353,443,843

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.9%
FIXED-RATE 0.6%
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%,
10/25/2033	512,604	509,905
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	626,950	616,423
Washington Mutual, Inc., Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	25,527,055

		26,653,383

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 6.3%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	$ 22,000,000	$ 21,519,639
Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	19,611,000	19,164,030
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A6B, 4.49%, 04/20/2035	30,592,000	30,038,340
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	39,610,000	38,754,800
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	46,852,431
Ser. 2006-AR10, Class 1A1, 5.98%, 09/25/2036	66,636,415	67,376,079
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%,
07/25/2036	44,606,647	44,961,270

		268,666,589

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $295,864,440)		295,319,972

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.5%
FIXED-RATE 1.5%
Nomura Asset Acceptance Corp., Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,560,000	7,654,861
Washington Mutual, Inc., Ser. 2006-AR8, Class 14A, 5.94%, 08/25/2046	54,057,407	54,495,055

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $61,496,979)		62,149,916

YANKEE OBLIGATIONS - CORPORATE 0.8%
MATERIALS 0.6%
Metals & Mining 0.6%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	23,804,314

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	7,925,958

Total Yankee Obligations - Corporate (cost $30,698,174)		31,730,272

	Shares	Value

EXCHANGE TRADED FUNDS 0.3%
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,268,337
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	8,950,471

Total Exchange Traded Funds (cost $11,080,249)		11,218,808

MUTUAL FUND SHARES 1.0%
MFS Government Markets Income Trust	1,182,349	7,649,798
MFS Intermediate Income Trust	2,005,350	12,272,742
Putnam Master Intermediate Income Trust	1,490,586	9,345,974
Putnam Premier Income Trust	1,430,357	8,925,428
Western Asset Global High Income Fund	282,885	3,691,649

Total Mutual Fund Shares (cost $40,861,244)		41,885,591

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional Money Market Fund ø ## (cost $161,788,048)	161,788,048	$ 161,788,048

Total Investments (cost $4,372,332,801) 103.0%		4,384,259,886
Other Assets and Liabilities (3.0%)		(125,738,189)

Net Assets 100.0%		$ 4,258,521,697

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006:
AAA	81.9%
AA	5.6%
A	5.1%
BBB	7.4%

100.0%

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) based on effective maturity as of October 31, 2006:
Less than 1 year	1.2%
1 to 3 year(s)	11.5%
3 to 5 years	31.3%
5 to 10 years	38.3%
10 to 20 years	13.4%
20 to 30 years	4.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $4,210,544,753)	$ 4,222,471,838
Investments in affiliated money market fund, at value (cost $161,788,048)	161,788,048

Total investments	4,384,259,886
Receivable for securities sold	113,497,135
Principal paydown receivable	506,173
Receivable for Fund shares sold	2,970,311
Dividends and interest receivable	31,770,284
Prepaid expenses and other assets	163,669

Total assets	4,533,167,458

Liabilities
Dividends payable	9,045,791
Payable for securities purchased	257,627,159
Payable for Fund shares redeemed	7,453,844
Due to custodian bank	238,660
Advisory fee payable	24,143
Due to other related parties	11,849
Accrued expenses and other liabilities	244,315

Total liabilities	274,645,761

Net assets	$ 4,258,521,697

Net assets represented by
Paid-in capital	$ 4,300,319,498
Undistributed net investment income	185,168
Accumulated net realized losses on investments	(53,910,054)
Net unrealized gains on investments	11,927,085

Total net assets	$ 4,258,521,697

Net assets consists of
Class A	$ 433,168,083
Class B	166,632,411
Class C	133,059,990
Class I	3,451,730,009
Class IS	44,856,427
Class R	29,074,777

Total net assets	$ 4,258,521,697

Shares outstanding (unlimited number of shares authorized)
Class A	41,433,298
Class B	15,939,024
Class C	12,728,008
Class I	330,178,319
Class IS	4,290,722
Class R	2,781,081

Net asset value per share
Class A	$ 10.45
Class A — Offering price (based on sales charge of 4.75%)	$ 10.97
Class B	$ 10.45
Class C	$ 10.45
Class I	$ 10.45
Class IS	$ 10.45
Class R	$ 10.45

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2006 (unaudited)

Investment income
Interest	$ 103,030,808
Income from affiliate	10,602,337
Dividends	1,415,433

Total investment income	115,048,578

Expenses
Advisory fee	7,021,729
Distribution Plan expenses
Class A	650,416
Class B	869,142
Class C	648,033
Class IS	56,379
Class R	60,149
Administrative services fee	2,185,966
Transfer agent fees	1,702,007
Trustees’ fees and expenses	32,586
Printing and postage expenses	85,245
Custodian and accounting fees	619,099
Registration and filing fees	84,575
Professional fees	40,494
Other	50,000

Total expenses	14,105,820
Less: Expense reductions	(40,962)
Fee waivers and expense reimbursements	(2,088,224)

Net expenses	11,976,634

Net investment income	103,071,944

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(14,876,828)
Net change in unrealized gains or losses on investments	103,986,936

Net realized and unrealized gains or losses on investments	89,110,108

Net increase in net assets resulting from operations	$ 192,182,052

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006		Year Ended
	(unaudited)		April 30, 2006

Operations
Net investment income	$ 103,071,944		$ 190,457,096
Net realized losses on investments		(14,876,828)		(21,435,810)
Net change in unrealized gains or
losses on investments		103,986,936		(140,583,638)

Net increase in net assets resulting
from operations		192,182,052		28,437,648

Distributions to shareholders
from
Net investment income
Class A		(9,844,447)		(18,786,712)
Class B		(3,317,328)		(7,087,618)
Class C		(2,484,761)		(4,475,139)
Class I		(86,336,208)		(160,506,211)
Class IS		(1,025,892)		(2,099,895)
Class R		(521,907)		(426,303)
Net realized gains
Class A		0		(1,289,967)
Class B		0		(575,410)
Class C		0		(369,838)
Class I		0		(10,284,529)
Class IS		0		(138,017)
Class R		0		(35,550)

Total distributions to shareholders		(103,530,543)		(206,075,189)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,764,455	48,960,223	14,178,456	149,283,563
Class B	686,430	7,053,249	1,578,931	16,618,781
Class C	2,345,524	24,131,598	4,226,646	44,388,996
Class I	35,696,035	366,182,191	67,796,112	712,761,341
Class IS	638,789	6,540,413	1,556,103	16,435,180
Class R	1,186,985	12,173,518	1,568,527	16,434,515

		465,041,192		955,922,376

Net asset value of shares issued in
reinvestment of distributions
Class A	804,319	8,292,698	1,604,678	16,842,216
Class B	238,416	2,457,702	552,878	5,807,196
Class C	86,595	892,616	203,924	2,141,921
Class I	3,151,390	32,489,922	5,994,152	62,899,265
Class IS	72,312	745,734	149,104	1,566,074
Class R	25,984	268,366	20,798	216,989

		45,147,038		89,473,661

Automatic conversion of Class B
shares to Class A shares
Class A	147,334	1,511,892	400,762	4,217,233
Class B	(147,334)	(1,511,892)	(400,762)	(4,217,233)

		0		0

Payment for shares redeemed
Class A	(6,885,758)	(70,707,669)	(16,022,485)	(168,208,306)
Class B	(2,426,950)	(24,964,384)	(5,426,526)	(56,951,195)
Class C	(2,193,431)	(22,533,949)	(4,165,389)	(43,697,832)
Class I	(57,165,998)	(588,021,624)	(63,966,550)	(671,560,629)
Class IS	(794,641)	(8,171,815)	(2,462,585)	(25,966,718)
Class R	(177,684)	(1,828,250)	(371,661)	(3,888,534)

		(716,227,691)		(970,273,214)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	October 31, 2006	Year Ended
	(unaudited)	April 30, 2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$ (206,039,461)	$ 75,122,823

Total decrease in net assets	(117,387,952)	(102,514,718)
Net assets
Beginning of period	4,375,909,649	4,478,424,367

End of period	$ 4,258,521,697	$ 4,375,909,649

Undistributed net investment income	$ 185,168	$ 643,767

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS, and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Core Bond Fund, increase.

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2006, EIMC waived its advisory fee in the amount of $2,027,118 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $61,106.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2006, the Fund paid brokerage commissions of $2,000 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2006, EIS received $4,731 from the sale of Class A shares and $256,931 and $4,633 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$2,863,947,242	$476,048,798	$3,058,088,554	$319,649,791

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $4,378,197,643. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,612,722 and $39,550,479, respectively, with a net unrealized appreciation of $6,062,243.

As of April 30, 2006, the Fund had $4,604,554 in capital loss carryovers for federal income tax purposes with $2,256,882 expiring in 2009 and $2,347,672 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and elected to defer post-October losses of $29,986,699.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended October 31, 2006, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of TAG or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Core Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and TAG, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, TAG and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and TAG. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, TAG and EIMC’s affiliates provide a comprehensive investment management service to the fund. They noted that EIMC and TAG formulate and implement an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and TAG were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and TAG, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564352 rv4 12/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564352 rv4 12/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 26, 2006